Taxes - Schedule of Provision for Income Taxes and the Provision (Details)		12 Months Ended
		Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Schedule of Provision for Income Taxes and the Provision [Abstract]
Income (Loss) before income tax		$ (27,033,125)	$ (3,443,754)	$ 7,289,292	$ 10,816,343
Hong Kong income tax rate		16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate		$ (4,460,465)	$ (568,219)	$ 1,202,735	$ 1,784,698
Reconciling items:
Non-deductible expenses		5,070,506	645,933	315,498	2,110
Non-taxable income		(115,497)	(14,713)	(4,114)	(31,867)
Preferential tax rate	[1]	(239,160)	(30,467)	(239,160)	(239,160)
Temporary difference not recognized		5,077	647	10,578	20,614
Changes in valuation allowance		323,831	41,253	315,473	(86,490)
Different tax rates of subsidiaries operating in other jurisdictions		71,380	9,093	185,793	322,900
Under (Over)-provision in prior year		(120,084)	(15,298)		32,858
Effect of tax concession				(3,000)
Total income tax expense		$ 535,588	$ 68,229	$ 1,783,803	$ 1,805,663
Effective tax rate		(2.00%)	(2.00%)	24.00%	17.00%

[1]	The Group’s basic and diluted earnings (losses) per shares would have been each lower by HKD0.010 (US$0.001) per share for the years ended June 30, 2025, 2024 and 2023 without the preferential tax rate reduction, respectively.